RELATED PARTY TRANSACTIONS - LEASE - AS LESSEE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	¥ 65,511,000			¥ 65,324,000
Interest expense of lease liabilities	57,629,000			57,670,000
Actual payment to Guangzhou Railway Group	60,750,000	$ 9,310		59,620,000	¥ 0
Payment of short term leases	846,606,000			684,037,000
Related parties [member]
Disclosure of transactions between related parties [line items]
Depreciation expense of right-of-use assets	13,378,000			13,378,000
Interest expense of lease liabilities	57,629,000			57,670,000
Guangzhou Railway Group [member]
Disclosure of transactions between related parties [line items]
Actual payment to Guangzhou Railway Group	60,750,000			59,620,000	¥ 58,490,000
Guangzhou Railway Group [member] | Passenger Trains [member]
Disclosure of transactions between related parties [line items]
Payment of short term leases	292,603,000			247,714,000
CSRG [member] | Passenger trains and freight trains [member]
Disclosure of transactions between related parties [line items]
Payment of short term leases	¥ 554,003,000			¥ 436,323,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.